Risk Management and Financial Instruments - Schedule of Fair Value of Assets and Liabilities Through Profit or Loss (Details) - Market approach [member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financial assets
Financial investments	$ 1,501,596	$ 3,350,654
National treasury bills	124,088	97,531
Derivative assets	262,706	84,468
Financial liabilities
Derivative liabilities	571,668	266,066
Level 1 [Member]
Financial assets
Financial investments
National treasury bills	124,088	97,531
Derivative assets
Financial liabilities
Derivative liabilities
Level 2 [Member]
Financial assets
Financial investments	1,501,596	3,350,654
National treasury bills
Derivative assets	262,706	84,468
Financial liabilities
Derivative liabilities	$ 571,668	$ 266,066